Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Limited Partners' Capital Account [Line Items]
Investment income, interest	$ 44,362		$ 58,830
Expenses
Selling commission	3,456,091		3,418,467
Brokerage commissions	1,604,501		2,231,559
Management fee	1,598,542		1,581,025
Ongoing offering expenses	864,072		854,610
Operating expenses	129,613		128,189
MF Global reserve (See Note 4)	866,676
Other	51,129		34,178
Total expenses	8,570,624		8,248,028
Net investment loss	(8,526,262)		(8,189,198)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	(78,663)		16,144,514
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(6,827,449)		7,312,721
Net gain (loss) on investments	(6,906,112)		23,457,235
Net increase (decrease) in net assets from operations	(15,432,374)		15,268,037
SERIES A
Limited Partners' Capital Account [Line Items]
Investment income, interest	20,663		28,761
Expenses
Selling commission	1,499,588		1,420,292
Brokerage commissions	544,421		702,326
Management fee	693,659		656,877
Ongoing offering expenses	374,951		355,069
Operating expenses	56,243		53,260
MF Global reserve (See Note 4)	337,063
Other	19,866		15,126
Total expenses	3,525,791		3,202,950
Net investment loss	(3,505,128)		(3,174,189)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	(334,077)		5,868,855
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(2,183,020)		2,396,138
Net gain (loss) on investments	(2,517,097)		8,264,993
Net increase (decrease) in net assets from operations	(6,022,225)		5,090,804
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of units outstanding during period)	$ (246.81)	[1]	$ 196.01	[1]
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per unit during period)	$ (244.23)		$ 196.23
SERIES B
Limited Partners' Capital Account [Line Items]
Investment income, interest	23,699		30,069
Expenses
Selling commission	1,956,503		1,998,175
Brokerage commissions	1,060,080		1,529,233
Management fee	904,883		924,148
Ongoing offering expenses	489,121		499,541
Operating expenses	73,370		74,929
MF Global reserve (See Note 4)	529,613
Other	31,263		19,052
Total expenses	5,044,833		5,045,078
Net investment loss	(5,021,134)		(5,015,009)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	255,414		10,275,659
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(4,644,429)		4,916,583
Net gain (loss) on investments	(4,389,015)		15,192,242
Net increase (decrease) in net assets from operations	$ (9,410,149)		$ 10,177,233
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of units outstanding during period)	$ (337.97)	[2]	$ 297.46	[2]
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per unit during period)	$ (382.08)		$ 318.88

[1]	Weighted average number of Units outstanding for Series A for the Years Ended December 31, 2011 and December 31, 2010: 24,400.48 and 25,971.98, respectively.
[2]	Weighted average number of Units outstanding for Series B for the Years Ended December 31, 2011 and December 31, 2010: 27,843.37 and 34,214.30, respectively.